RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2021
Related party transactions [abstract]
Disclosure of information about key management personnel [Table Text Block]
	December 31,
	2021	2020	2019
Salaries	491	391	410
Directors' fees	6	35	36
Share-based compensation	504	85	60
	1,001	511	506